INCOME TAXES - Summary of Tax Losses Carried Forward As Follows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expiry before 2038
Disclosure Of Operating Loss Carryforwards [Line Items]
Gross amount	$ 29,230	$ 26,117	$ 8,348
No expiry
Disclosure Of Operating Loss Carryforwards [Line Items]
Gross amount	$ 489,025	$ 160,355	$ 149,993